Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 7,954	R$ 4,369	R$ 3,792
Trade receivables, net	727	384	618
Other receivables	381	302	267
Inventories, net	8,631	5,909	4,822
Recoverable taxes	1,692	679	596
Derivative financial instruments	73	43
Other current assets	287	145	131
Assets held for sale	223	28,687	26,663
Total current assets	19,968	40,518	36,889
Noncurrent assets
Trade receivables, net	1	4	80
Other receivables	192	128	642
Recoverable taxes	2,702	2,745	1,747
Derivative financial instruments	13	44	28
Deferred income tax and social contribution	337	298	252
Related parties	104	34	25
Restricted deposits for legal proceedings	795	776	762
Other noncurrent assets	177	17	7
Investments in associates	609	203	156
Investment properties	3,051	20	21
Property and equipment, net	24,290	14,052	13,292
Intangible assets, net	6,236	2,818	1,878
Total noncurrent assets	38,507	21,139	18,890
Total assets	58,475	61,657	55,779
Current liabilities
Trade payable, net	14,887	9,246	8,128
Borrowings and financing	3,488	1,981	1,200
Lease liabilities	937	507	445
Payroll and related taxes	980	686	640
Taxes and contributions payable and taxes payable in installments	531	370	301
Related parties	215	145	153
Dividends payable	168	57	78
Financing of property and equipment	231	149	116
Deferred revenue	365	250	146
Transfer to third	164	11	14
Acquisition of non-controlling interest	466	20
Other current liabilities	703	289	227
Liabilities related to assets held for sale		23,545	21,864
Total current liabilities	23,135	37,256	33,312
Noncurrent liabilities
Borrowings and financing	10,706	3,392	3,193
Lease liabilities	7,730	5,280	4,822
Deferred income tax and social contribution	1,195	523	347
Tax payable in installments	376	471	566
Provision for contingencies	1,305	1,235	1,107
Deferred revenue	26	13	22
Provision for losses on investment in associates	386	279	201
Other noncurrent liabilities	68	49	53
Total noncurrent liabilities	21,792	11,242	10,311
Shareholders' equity
Share capital	6,857	6,825	6,822
Capital reserves	447	413	355
Earning reserves	3,529	3,062	2,256
Other comprehensive income (loss)	107	(66)	(49)
Total shareholders' equity	10,940	10,234	9,384
Non-controlling interest	2,608	2,925	2,772
Total shareholders' equity	13,548	13,159	12,156
Total liabilities and shareholders' equity	R$ 58,475	R$ 61,657	R$ 55,779